Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Changes in Number of Warrants Outstanding
Changes in the number of warrants outstanding and their related weighted average exercise prices are as follows:

		2019		2018
	Weighted average exercise price (in €)	Number of warrants	Weighted average exercise price (in €)	Number of warrants
Outstanding as of 1 January	30.71	731,229	31.76	674,962
Granted	13.21	610,250	23.09	111,600
Forfeited	8.24	(24,100)	28.79	(50,833)
Exercised	—	0	2.64	(4,500)
Expired	23.60	(24,999)	—	0
At 31 December	22.56	1,292,380	30.71	731,229

Summary of Warrants Outstanding
Warrants outstanding at the end of the year have the following expiry date and exercise price:

Warrant plan issuance date	Vesting date	Expiry date	Number of warrants outstanding as of 31 December, 2019	Number of warrants outstanding as of 31 December, 2018	Exercise price per share
29 October 2010	29 October 2013	29 October 2020	766	766	35.36
06 May 2013	06 May 2016	06 May 2023	2,500	2,500	2.64
05 May 2014	05 May 2017	05 May 2024	35,698	60,697	38.29
05 November 2015	05 November 2018	05 November 2025	250,982	245,982	33.39
08 December 2016	08 December 2019	08 December 2021	42,500	42,500	22.41
29 June 2017	29 June 2020	29 June 2022	285,084	294,484	31.44
26 October 2018	26 October 2021	19 September 2024	401,350	84,300	18.07
25 October 2019	25 October 2022	25 October 2024	273,500	—	8.16

			1,292,380	731,229

Summary of Fair Value of Warrants Determined At Grant Date
The fair value of the warrants has been determined at grant date based on the Black-Scholes formula. The variables, used in this model, are:

	Warrants issued on
	29 October 2010	31 January 2013	06 May 2013	05 May 2014	05 Nov. 2015	08 Dec. 2016	29 June 2017	26 October 2018	25 October 2019	Total
Number of warrants issued	79,500	140,000	266,241	100,000	466,000	100,000	520,000	700,000	939,500	3,311,241
Number of warrants granted	61,050	140,000	253,150	94,400	353,550	45,000	334,400	426,050	273,500	1,981,100
Number of warrants not fully vested as of 31 December 2019	—	—	—	—	—	12,500	285,084	401,350	273,500	972,434
Average exercise price (in €)	35.36	4.52	2.64	38.29	33.39	22.41	31.44	18.07	8.16	22.58
Expected share value volatility	35.60%	35.60%	39.55%	67.73%	60.53%	61.03%	60.61%	58.82%	59.14%
Risk-free interest rate	3.21%	2.30%	2.06%	1.09%	0.26%	(0.40%)	(0.23%)	(0.06%)	(0.38%)
Average fair value (in €)	9.00	2.22	12.44	25.22	21.73	11.28	15.65	8.80	3.97	12.34
Weighted average remaining contractual life	0.82	3.08	3.34	4.34	5.84	1.94	2.49	3.82	4.82